Consolidated Statements of Changes in Equity ¥ in Thousands	Share capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Share capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member] USD ($)	Share capital CNY (¥) shares	Share capital USD ($) shares	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Treasury stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Treasury stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member] USD ($)	Treasury stock CNY (¥) shares	Treasury stock USD ($) shares	Accumulated other comprehensive losses Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Accumulated other comprehensive losses Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated other comprehensive losses CNY (¥)	Accumulated other comprehensive losses USD ($)	Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Retained earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Retained earnings CNY (¥)	Retained earnings USD ($)	Non-controlling interests Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	CNY (¥) shares	USD ($) shares
Balance (ASU 2016-01) at Mar. 31, 2018												¥ (62,316)				¥ 62,316
Balance at Mar. 31, 2018	¥ 83	$ 120,961,641	¥ 83		¥ 2,053,866	¥ 2,053,866		¥ (2,815)	$ (136,899)	¥ (2,815)			¥ (116,970)	¥ (54,654)			¥ 1,179,189	¥ 1,116,873		¥ 5,389	¥ 5,389		¥ 3,118,742	¥ 3,118,742
Balance, shares at Mar. 31, 2018 | shares			120,961,641	120,961,641						(136,899)	(136,899)													120,824,742	120,824,742
Net income																		291,124			4,077			¥ 295,201
Other comprehensive income														28,232										28,232
Dividend declared to holder of non-controlling interests																					(4,039)			(4,039)
Dividend declared and ordinary shares issued to the Company's shareholders				$ 726,333		47,716												(63,090)						¥ (15,374)
Dividend declared and ordinary shares issued to the Company's shareholders (in shares) | shares																								726,333	726,333
Balance at Mar. 31, 2019			¥ 83			2,101,582				¥ (2,815)				(88,738)				1,407,223			5,427			¥ 3,422,762
Balance, shares at Mar. 31, 2019 | shares			121,687,974	121,687,974						(136,899)	(136,899)													121,551,075	121,551,075
Net income																		470,717			7,011			¥ 477,728
Other comprehensive income														(5,925)										(5,925)
Dividend declared to holder of non-controlling interests																					(6,074)			(6,074)
Balance at Mar. 31, 2020			¥ 83			2,101,582				¥ (2,815)				(94,663)				1,877,940			6,364			¥ 3,888,491
Balance, shares at Mar. 31, 2020 | shares			121,687,974	121,687,974						(136,899)	(136,899)													121,551,075	121,551,075
Net income																		508,247			7,958			¥ 516,205	$ 78,788,000
Other comprehensive income														(8,516)										(8,516)
Dividend declared to holder of non-controlling interests																					(7,729)			(7,729)
Balance at Mar. 31, 2021			¥ 83	$ 13,000		¥ 2,101,582	$ 320,764,000			¥ (2,815)	$ (430,000)			¥ (103,179)	$ (15,748,000)			¥ 2,386,187	$ 364,203,000		¥ 6,593	$ 1,006,000		¥ 4,388,451	$ 669,808,000
Balance, shares at Mar. 31, 2021 | shares			121,687,974	121,687,974						(136,899)	(136,899)													121,551,075	121,551,075